Stockholders' Equity (Deficit)	6 Months Ended
Mar. 31, 2023
Stockholders' Equity (Deficit)
Stockholders' Equity (Deficit)

Note 8. Stockholders’ Equity (Deficit)

Recapitalization

On the Closing Date, Legacy MariaDB received $10.5 million in net proceeds from the PIPE Investment and issuance of Ordinary Shares upon the consummation of the Business Combination, net of fees and expenses paid at closing. As of December 16, 2022, the Company reclassified $14.6 million of deferred offering costs to Additional paid in capital as an offset against proceeds on the Company’s unaudited condensed consolidated balance sheet, which consisted of legal, accounting, and other professional services directly related to the Business Combination. During the quarter ended March 31, 2023, the Company made certain adjustments, reducing deferred offering costs by $0.3 million, to $14.6 million in total. The cash outflows related to these costs were presented as financing activities on the Company’s unaudited condensed consolidated statement of cash flows. On the Closing Date, each Legacy MariaDB preferred share issued and outstanding prior to the effective time of the Business Combination was converted into common shares of Legacy MariaDB and each holder of Legacy MariaDB common shares received approximately 0.22816 MariaDB plc Ordinary Shares, par value $0.01 per share.

The shares and net loss per Ordinary Share prior to the Business Combination have been retroactively adjusted to reflect the impact of the exchange ratio of approximately 0.22816 (“Exchange Ratio”), applied to the Legacy MariaDB common shares that were automatically canceled and converted into the right to receive a number of Ordinary Shares. In connection with the Business Combination, each Legacy MariaDB preferred share issued and outstanding prior to the effective time of the Business Combination was converted into common shares of Legacy MariaDB in accordance with Legacy MariaDB’s articles of association and shareholders’ agreement.

Each of the Public Warrants and Private Warrants that were not exercised at the time of the Business Combination was assumed by the Company and represents the right to purchase one Ordinary Share upon exercise of such warrant.

PIPE Investment

On January 31, 2022, concurrently with the execution of the Merger Agreement, APHC and Irish Holdco entered into subscription agreements with certain investors (the “PIPE Investors”) to which such investors collectively subscribed for an aggregate of 1,915,790 Ordinary Shares for $9.50 per share for aggregate gross proceeds of $18.2 million (the “PIPE Investment”). The PIPE Investment was consummated concurrently with the closing of the Business Combination.

The following table summarizes information related to issuance of Legacy MariaDB’s preferred shares as of September 30, 2022:

								Number of
								Ordinary
Preferred	Number of	Shares Issued						Shares
Shares	Shares	and	Carrying					Equivalent	Liquidation
Class	Registered	Outstanding	Value(1)	Price per share				Shares	Preference
			(in thousands)						(in thousands)
Series A	2,308,741	2,308,741	$6,668	From	$2.68	to	$2.95	2,308,741	$6,676
Series B	13,815,180	13,815,180	36,851	From	$2.45	to	$3.10	13,815,180	37,622
Series C	12,609,199	12,609,199	63,597	From	$4.71	to	$5.86	12,609,199	65,039
Series D(2)	13,149,933	13,149,933	99,853	From	$7.82	to	$7.90	13,149,933	103,805
	41,883,053	41,883,053	$206,969					41,883,053	$213,142
(1)	The carrying value reflects the gross proceeds received from the sale of the preferred shares net of issuance costs and the fair value at issuance of preferred shares warrants classified as a liability.
(2)	On January 31, 2022, the Company’s Board of Directors approved an amendment to the Company’s Shareholders’ Agreement to authorize an additional series of preferred shares. The Series D Preferred Shares financing consisted of accredited investors and qualified institutional investors providing an aggregate gross amount of $103.8 million, completed on January 31, 2022.

In the first quarter of fiscal year 2023, prior to effective time of the Business Combination, 539,627 Series C - 2020 Preferred Share Warrants were exercised for preferred shares of Legacy MariaDB. Immediately prior to the effective time of the Business Combination, all outstanding preferred shares of Legacy MariaDB were converted into common shares of Legacy MariaDB on a one-

for-one basis and then converted to MariaDB plc Ordinary Shares at an Exchange Ratio of approximately 0.22816. As of the end of the first quarter of fiscal year 2023, no preferred shares of the Company were outstanding.

Share information is presented in the table above and its accompanying paragraphs as having been converted as of September 30, 2022.

As of September 30, 2022, 539,233 Ordinary Shares (as adjusted for the Exchange Ratio) were issued to the shareholders of CubeWerx and Sector 42 as equity consideration in connection with the acquisition as described in Note 5 Acquisition. As of September 30, 2022, the shares issued to CubeWerx and Sector 42 shareholders were not yet registered with the Finnish Trade Register. The shares were registered with the Finnish Trade Register prior to the closing of the Business Combination.